ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable, net	$ 1,029,110	$ 990,913
Allowance for doubtful accounts	$ 1,678,235	$ 1,491,367